Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill.
Goodwill

8 Goodwill

	2018	2017	2016
	$m	$m	$m
Cost
At 1 January	12,143	11,969	12,113
Additions through business combinations (Note 26)	–	–	19
Exchange and other adjustments	(121)	174	(163)
At 31 December	12,022	12,143	11,969
Amortisation and impairment losses
At 1 January	318	311	313
Exchange and other adjustments	(3)	7	(2)
At 31 December	315	318	311
Net book value at 31 December	11,707	11,825	11,658

Goodwill is tested for impairment at the operating segment level, this being the level at which goodwill is monitored for internal management purposes. As detailed in Note 6, the Group does not have multiple operating segments and is engaged in a single business activity of biopharmaceuticals.

Recoverable amount is determined on a fair value less costs to sell basis using the market value of the Company’s outstanding Ordinary Shares. Our market capitalisation is compared to the book value of the Group’s net assets and this indicates a significant surplus at 31 December 2018 (and 31 December 2017 and 31 December 2016).

As a further check, we also perform a discounted cash flow calculation whereby we risk adjust projections of the Group’s post-tax cash flows over 10 years. This length of time is considered by the Board as a reasonable period given the long development and life-cycle of a medicine. The projections include assumptions about product launches, competition from rival products and pricing policy as well as the possibility of generics entering the market. In setting these assumptions we consider our past experience, external sources of information (including information on expected increases and ageing of populations in our established markets and the expanding patient populations in newer markets), our knowledge of competitor activity and our assessment of future changes in the pharmaceutical industry. The 10-year period is covered by internal budgets and forecasts. Given that internal budgets and forecasts are prepared for all projections, no general growth rates are used to extrapolate internal budget and forecast amounts. No terminal value is included as the recoverable amount determined by the cash flows exceed the carrying value of net assets without inclusion of a terminal value.

AstraZeneca’s post-tax weighted average cost of capital (7.0% for 2018, 2017 and 2016) is used in the calculation to discount the cash flows to reflect the impact of risks relevant to the Group and the time value of money.

No goodwill impairment was identified.